JPMorgan Trust I

JPMorgan Equity Funds

JPMorgan Capital Growth Fund

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Contrarian Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan Value Advantage Fund

Select Class Shares and Class A Shares

Prospectuses dated May 1, 2005

JPMorgan Equity Funds

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan U.S. Small Company Fund

Select Class Shares Prospectuses dated May 1, 2005

JPMorgan Equity Funds

JPMorgan Micro Cap Fund

Select Class Shares and Class A Shares Prospectuses dated October 31, 2005

JPMorgan Income Funds

JPMorgan Bond Fund

JPMorgan Enhanced Income Fund

JPMorgan Global Strategic Income Fund

JPMorgan Real Return Fund

JPMorgan Short Term Bond Fund

Select Class Shares and Class A Shares

Prospectuses dated December 31, 2005

JPMorgan Income Funds

JPMorgan Emerging Markets Debt Fund

Select Class Shares Prospectus dated December 31, 2005

JPMorgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New Jersey Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Select Class Shares and Class A Shares

Prospectuses dated December 31, 2005

JPMorgan Trust I

JPMorgan Specialty Funds

JPMorgan Global Healthcare Fund

Select Class Shares and Class A Shares

Prospectuses dated February 19, 2005

JPMorgan Specialty Funds

JPMorgan U.S. Large Cap Core Plus Fund

Select Class Shares and Class A Shares

Prospectuses dated September 30, 2005

JPMorgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

Select Class Shares and Class A Shares

Prospectuses dated February 19, 2005

JPMorgan International Equity Funds

JPMorgan International Small Cap Equity Fund

Select Class Shares and Class A Shares

Prospectuses dated February 19, 2005

Tax Aware Funds

JPMorgan Tax Aware Enhanced Income Fund

JPMorgan Tax Aware U.S. Equity Fund

Select Class Shares and Class A Shares

Prospectuses dated February 19, 2005

Tax Aware Funds

JPMorgan Tax Aware Large Cap Growth Fund

JPMorgan Tax Aware Large Cap Value Fund

JPMorgan Tax Aware Short-Intermediate Income Fund

Select Class Shares Prospectuses dated February 19, 2005

Tax Aware Funds

JPMorgan Tax Aware Real Return Fund

Select Class Shares and Class A Shares

Prospectuses dated August 1, 2005

SUP-EMP-106

JPMorgan Trust II

JPMorgan Equity Funds

JPMorgan Diversified Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

JPMorgan Investor Funds

JPMorgan Balanced Fund

JPMorgan Conservative Growth Fund

JPMorgan Growth & Income Fund

JPMorgan Growth Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

JPMorgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Bond Fund

JPMorgan Intermediate Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Ultra Short Term Bond Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

JPMorgan Trust II

JPMorgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short Term Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan West Virginia Municipal Bond Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

JPMorgan Specialty Funds

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Technology Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

JPMorgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Select Class Shares and Class A Shares

Prospectuses dated May 1, 2005

JPMorgan International Funds

JPMorgan International Equity Index Fund

Select Class Shares and Class A Shares

Prospectuses dated November 1, 2005

J. P. Morgan Fleming Mutual Fund Group, Inc.

JPMorgan Mid Cap Value Fund

Select Class Shares and Class A Shares

Prospectuses dated May 1, 2005

J.P. Morgan Mutual Fund Group

JPMorgan Short Term Bond Fund II

Select Class Shares and Class A Shares

Prospectuses dated December 31, 2005

Supplement dated January 13, 2006

to the Prospectuses as dated above

Changes to Select Class Shares Prospectuses: The following is added before the last bullet point under “Purchasing Fund Shares — Who can buy shares?” for all the JPMorgan Trust I Funds (except the Equity Funds, Specialty Funds, International Equity Funds, and Tax Aware Funds), the JPMorgan Trust II Funds (except the JPMorgan U.S. Real Estate Fund) and the JPMorgan Short Term Bond Fund II; the following is added before the last paragraph under “Purchasing Fund Shares – Who can buy shares?” for the JPMorgan Trust I Specialty Funds, International Equity Funds, and Tax Aware Funds; the following is added after the 1st bullet under “Purchasing Fund Shares – Who can buy shares?” for the JPMorgan U.S. Real Estate Fund; and the following is added after the 2nd paragraph under “Purchasing Fund Shares – Who can buy shares?” for the JPMorgan Trust I Equity Funds and the JPMorgan Mid Cap Value Fund:

•	Effective January 13, 2006, Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

The following replaces the third paragraph under “How do I open an account?” for the JPMorgan Trust I Funds (except the JPMorgan Micro Cap Fund), the JPMorgan Mid Cap Value Fund and the JPMorgan Short Term Bond Fund II; the following replaces the 4th bullet under paragraph 2 of the JPMorgan Trust II Funds; and the following is inserted after the 1st paragraph under “How do I open an account?” for the JPMorgan Micro Cap Fund:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($50,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund), provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Changes to Class A Shares Prospectuses: The following replaces paragraph 3 under the section entitled “Waiver of the Class A Sales Charge”:

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement ($50,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund) provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE